NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Demonstration costs	$ 11,521	$ 4,195
Shipping and handling costs related to sales of products	25,185	52,594
Research and development	134,544	274,005
Advertising costs	$ 33,277	$ 42,575
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	10,302,840
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	8,841,247
Stock Options For Convertible Notes Reserved [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	12,774,211